UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [ ]: Amendment Number:
                                                ------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         BLUECREST CAPITAL MANAGEMENT LLP
Address:      BlueCrest House, Glategny Esplanade
              St Peter Port
              Guernsey, GY1 1WR

Form 13F File Number: 028-11935
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Margot Marshall
Title:          Head of Compliance
Phone:          + 44 20 3180 3040

Signature, Place and Date of Signing:


    /s/ Margot Marshall                    London, UK         February 14, 2013
-------------------------------      ---------------------    -----------------
           [Signature]                    [City, State]            [Date]



Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                          -------------------

Form 13F Information Table Entry Total:                           46
                                                          -------------------

Form 13F Information Table Value Total:                        $668,441
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                                               BLUECREST CAPITAL MANAGEMENT LLP
                                                  FORM 13F INFORMATION TABLE
                                                Quarter Ended December 31, 2012

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                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                COM              00817Y108    1,064     22,975 SH       OTHER                        22,975
ALLERGAN INC                 COM              018490102      966     10,528 SH       OTHER                        10,528
AMERISOURCEBERGEN CORP       COM              03073E105    1,066     24,685 SH       OTHER                        24,685
ANADARKO PETE CORP           COM              032511107   22,293    300,000 SH  CALL OTHER                       300,000
APPLE INC                    COM              037833100   45,501     85,500 SH  CALL OTHER                        85,500
ASSURED GUARANTY LTD         COM              G0585R106   39,039  2,743,451 SH       OTHER                     2,743,451
BARCLAYS BK PLC              IPATH S&P500 VIX 06740C188   38,172  1,200,000 SH  PUT  OTHER                     1,200,000
CATERPILLAR INC DEL          COM              149123101   17,922    200,000 SH  PUT  OTHER                       200,000
CHEVRON CORP NEW             COM              166764100    1,081     10,000 SH       OTHER                        10,000
CITIGROUP INC                COM NEW          172967424      589     14,900 SH  CALL OTHER                        14,900
CME GROUP INC                COM              12572Q105    1,521     30,000 SH       OTHER                        30,000
CUMMINS INC                  COM              231021106    1,183     10,919 SH       OTHER                        10,919
DELL INC                     COM              24702R101    9,126    900,000 SH  CALL OTHER                       900,000
DOVER CORP                   COM              260003108    1,130     17,193 SH       OTHER                        17,193
ENERNOC INC                  COM              292764107      311     26,447 SH       OTHER                        26,447
EXXON MOBIL CORP             COM              30231G102    8,655    100,000 SH  PUT  OTHER                       100,000
EXXON MOBIL CORP             COM              30231G102      866     10,000 SH       OTHER                        10,000
FIRST SOLAR INC              COM              336433107    3,086    100,000 SH  CALL OTHER                       100,000
FREEPORT-MCMORAN COPPER & GO COM              35671D857   10,260    300,000 SH  CALL OTHER                       300,000
ILLINOIS TOOL WKS INC        COM              452308109    1,011     16,633 SH       OTHER                        16,633
IMPERIAL OIL LTD             COM NEW          453038408      923     21,459 SH       OTHER                        21,459
ISHARES TR                   MSCI EMERG MKT   464287234   15,966    360,000 SH       OTHER                       360,000
ISHARES TR                   S&P GLB100INDX   464287572   17,027    266,220 SH       OTHER                       266,220
KOHLS CORP                   COM              500255104   12,894    300,000 SH  CALL OTHER                       300,000
LOUISIANA PAC CORP           COM              546347105    6,762    350,000 SH  PUT  OTHER                       350,000
LOUISIANA PAC CORP           COM              546347105    6,758    349,800 SH       OTHER                       349,800
MARATHON OIL CORP            COM              565849106      986     32,154 SH       OTHER                        32,154
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    2,988    150,915 SH       OTHER                       150,915
MASTERCARD INC               CL A             57636Q104    1,018      2,072 SH       OTHER                         2,072
MATTEL INC                   COM              577081102      975     26,624 SH       OTHER                        26,624
MCKESSON CORP                COM              58155Q103    1,059     10,924 SH       OTHER                        10,924
MONSANTO CO NEW              COM              61166W101    1,032     10,900 SH       OTHER                        10,900
NEWMONT MINING CORP          COM              651639106   18,576    400,000 SH  CALL OTHER                       400,000
NOBLE ENERGY INC             COM              655044105    1,017     10,000 SH       OTHER                        10,000
PHILLIPS 66                  COM              718546104    1,328     25,000 SH       OTHER                        25,000
PRECISION CASTPARTS CORP     COM              740189105    1,130      5,965 SH       OTHER                         5,965
RANGE RES CORP               COM              75281A109    6,283    100,000 SH       OTHER                       100,000
SAP AG                       SPON ADR         803054204    1,122     13,956 SH       OTHER                        13,956
SCHLUMBERGER LTD             COM              806857108      970     14,000 SH       OTHER                        14,000
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   16,390  1,000,000 SH  CALL OTHER                     1,000,000
SOLAZYME INC                 COM              83415T101    2,205    280,481 SH       OTHER                       280,481
TJX COS INC NEW              COM              872540109      965     22,740 SH       OTHER                        22,740
U S AIRWAYS GROUP INC        COM              90341W108  337,500 25,000,000 SH  CALL OTHER                    25,000,000
U S G CORP                   COM NEW          903293405    5,614    200,000 SH  CALL OTHER                       200,000
WESTERN UN CO                COM              959802109      747     54,854 SH       OTHER                        54,854
XEROX CORP                   COM              984121103    1,364    200,000 SH  CALL OTHER                       200,000
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